EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
EQUITY [Abstract]
Schedule of Classes of Share Capital	The residual net transaction amount of US$87.4 million was recognized as an equity component.

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2024, shares issued and outstanding	63,566,376	6	48,399,922	5
Issuance of shares for exercise of share awards	167,535	*	-	-
Issuance of shares for cash	26,541,080	3	-	-
Issuance of shares as consideration for the Norway Acquisition	417,130	*	-	-
At June 30, 2024, shares issued and outstanding	90,692,121	9	48,399,922	5

At January 1, 2023, shares issued and outstanding	60,281,184	6	48,399,922	5
Issuance of shares through Business Combination	2,607,498	*	-	-
At June 30, 2023, shares issued and outstanding	62,888,682	6	48,399,922	5

*Amount less than US$1